Proposed Public Offering - Additional Information (Detail) - VPC Impact Acquisition Holdings III, Inc [Member] - USD ($)		9 Months Ended
	Jan. 22, 2021	Sep. 30, 2021
Proposed Public Offering [Line Items]
Shares issued, price per share		$ 10.00
Public Warrants [Member]
Proposed Public Offering [Line Items]
Number of securities called by each warrant or right	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Proposed Public Offering [Member]
Proposed Public Offering [Line Items]
Number of units issued	$ 22,500,000	$ 25,376,598
Shares issued, price per share	$ 10.00	$ 10.00
Proposed Public Offering Including Over Allotment Option [Member]
Proposed Public Offering [Line Items]
Number of units issued	$ 25,875,000	$ 2,876,598